Segment Information - Revenue From External Customers Based Major Categories (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Geographical Areas [Line Items]
Revenue	$ 338,160	$ 425,940	$ 425,215
At a point in time [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	331,190	408,992
Over time [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	6,970	16,948
North Asia (Segment) [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	76,575	103,647
North Asia (Segment) [Member] | At a point in time [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	76,575	103,647
Thailand (Segment) [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	172,379	213,424
Thailand (Segment) [Member] | At a point in time [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	172,031	213,212
Thailand (Segment) [Member] | Over time [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	348	212
ROW (Segment) [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	89,206	108,869
ROW (Segment) [Member] | At a point in time [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	82,584	92,133
ROW (Segment) [Member] | Over time [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	6,622	16,736
Power [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	128,179	156,901
Power [Member] | Thailand (Segment) [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	49,493	64,771
Power [Member] | ROW (Segment) [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	78,686	92,130
Enamel [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	179,572	217,894
Enamel [Member] | North Asia (Segment) [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	76,575	103,647
Enamel [Member] | Thailand (Segment) [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	102,997	114,247
Others [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	30,409	51,145
Others [Member] | Thailand (Segment) [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	19,889	34,406
Others [Member] | ROW (Segment) [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	$ 10,520	$ 16,739
Manufactured Products [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue			361,853
Distributed Products [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue			41,985
SDI [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue			$ 21,377